Deferred tax liabilities	12 Months Ended
Apr. 30, 2026
Deferred Tax Liabilities
Deferred tax liabilities
14.	Deferred tax liabilities

Movements in deferred tax liabilities during the financial year were as follows:

	At May 1, 2024	Recognized in profit or loss	At May 1, 2025/ April 30, 2025	Recognized in profit or loss	At April 30, 2026	At April 30, 2026
	SGD	SGD	SGD	SGD	SGD	USD
Deferred tax liabilities
Excess of net book value of property, plant and equipment over tax values	79,348	(11,124)	68,224	(68,224)	-	-

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS